Credit Risk (Details) $ in Millions	3 Months Ended
	Mar. 31, 2015 USD ($) customer	Mar. 31, 2014 customer
Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Number of customers	70
Customer Concentration Risk | Sales Revenue, Net | Two Largest Customers
Concentration Risk [Line Items]
Number of customers	2
Percentage of total transportation and storage revenues	70.00%
Customer Concentration Risk | Sales Revenue, Net | Largest Customer
Concentration Risk [Line Items]
Percentage of total transportation and storage revenues	59.00%
Credit Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Provision for credit losses (less than $1.0 million) | $	$ 0.1
Predecessor | Customer Concentration Risk | Sales Revenue, Net | Largest Customer
Concentration Risk [Line Items]
Percentage of total transportation and storage revenues		73.00%
Predecessor | Customer Concentration Risk | Sales Revenue, Net | Three Largest Customers
Concentration Risk [Line Items]
Number of customers		3
Percentage of total transportation and storage revenues		94.00%